Waxess USA GOING CONCERN (Waxess USA, Inc.)	12 Months Ended
Dec. 31, 2010
Waxess USA, Inc.
Waxess USA GOING CONCERN	15. GOING CONCERN

The Company sustained operating losses during the years December 31, 2010 and 2009.  Additionally, the Company has a stockholders’ deficit of $3,226,196 at December 31, 2010. The Company’s continuation as a going concern is dependent on its ability to generate sufficient cash flows from operations to meet its obligations and/or obtaining additional financing from its members or other sources, as may be required.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern; however, the above conditions raise substantial doubt about the Company’s ability to do so. The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.

In 2011, Management plans are to obtain additional contracts from customers to improve profitability and raise additional capital to build the infrastructure to support the growth of the Company.